RESTRUCTURING - Restructuring Charges by Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			50 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2013
Restructuring Reserve [Roll Forward]
Restructuring charges recognized	$ 0	$ (10)	$ 1	$ 723
Cash payments	0	(12)	(183)
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring charges recognized				328
Impairment Of Asset [Member]
Restructuring Reserve [Roll Forward]
Restructuring charges recognized				48
Restructuring Plan 2009 [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0	24	197
Restructuring charges recognized	0	(10)	3	723
Cash payments		(12)	(183)
Asset impairments and write-offs		0	(6)
Reversal of acceleration of stock-based compensation expense in additional contributed capital		0	8
Foreign currency impact		(2)	5
Ending Balance	0	0	24	0
Restructuring Plan 2009 [Member] | Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0	24	153
Restructuring charges recognized	0	(10)	(32)
Cash payments		(12)	(110)
Asset impairments and write-offs		0	0
Reversal of acceleration of stock-based compensation expense in additional contributed capital		0	8
Foreign currency impact		(2)	5
Ending Balance	0	0	24	0
Restructuring Plan 2009 [Member] | Facility Closing And Exit Cost [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0	44
Restructuring charges recognized	0	0	29
Cash payments		0	(73)
Asset impairments and write-offs		0	0
Reversal of acceleration of stock-based compensation expense in additional contributed capital		0	0
Foreign currency impact		0	0
Ending Balance	0	0	0	0
Restructuring Plan 2009 [Member] | Impairment Of Asset [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance		0	0
Restructuring charges recognized		0	6
Cash payments		0	0
Asset impairments and write-offs		0	(6)
Reversal of acceleration of stock-based compensation expense in additional contributed capital		0	0
Foreign currency impact		0	0
Ending Balance	$ 0	$ 0	$ 0	$ 0